Borrowings (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Export pre-payment
Borrowings	R$ 23,361,421	R$ 23,331,067
Foreign currency
Export pre-payment
Borrowings	R$ 22,141,580	18,176,310
Foreign currency | Export prepayment 1
Export pre-payment
Issue date	January-2013
Notional	R$ 200,000
Maturity	November-2022
Charges (% per year)	US dollar exchange variation + semiannual Libor + 1.10
Borrowings	R$ 331,701	391,923
Foreign currency | Export prepayment 2
Export pre-payment
Issue date	May-2016
Notional	R$ 50,000
Maturity	May-2017
Charges (% per year)	US dollar exchange variation + quarterly Libor + 3.25
Borrowings		163,564
Foreign currency | Export prepayment 3
Export pre-payment
Issue date	December-2016
Notional	R$ 68,000
Maturity	November-2019
Charges (% per year)	US dollar exchange variation + quarterly Libor + 2.60
Borrowings		222,314
Foreign currency | Export prepayment 4
Export pre-payment
Issue date	September-2017
Notional	R$ 135,000
Maturity	March-2017
Charges (% per year)	US dollar exchange variation + quarterly Libor + 1.61
Borrowings	R$ 449,872
Foreign currency | Export prepayment
Export pre-payment
Notional	R$ 135,000
Charges (% per year)	Note 15 (d)
Borrowings	R$ 781,573	R$ 777,801